United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 01/31/15

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.6%
		Consumer Discretionary—9.6%
113,639	[1]	Amazon.com, Inc.	$40,288,435
600,000		Bloomin Brands, Inc.	14,829,000
2,171,800	[1]	Cnova NV	11,944,900
550,000		D. R. Horton, Inc.	13,486,000
1,000,000	[1,2]	Five Below, Inc.	33,320,000
130,000		Hanesbrands, Inc.	14,479,400
1,750,000	[1,2]	Hilton Worldwide Holdings, Inc.	45,447,500
1,000,000	[1]	LKQ Corp.	25,810,000
2,637,800	[1]	La Quinta Holdings, Inc.	53,626,474
163,500	[1]	Metaldyne Performance Group, Inc.	2,988,780
27,091,412		NagaCorp Limited	21,221,529
980,000	[1]	One Group Hospitality, Inc./The	4,615,800
20,000	[1]	Priceline.com, Inc.	20,189,600
24,000,000		Samsonite International SA	72,541,762
845,700		Starbucks Corp.	74,024,121
256,300		Whirlpool Corp.	51,024,204
1,249,400	[1]	Yoox SpA	27,036,583
		TOTAL	526,874,088
		Consumer Staples—1.9%
710,300	[1]	Hain Celestial Group, Inc.	37,482,531
1,775,000	[1,2]	Sprouts Farmers Market, Inc.	64,627,750
		TOTAL	102,110,281
		Energy—1.7%
315,000	[1,2]	Antero Resources Corp.	10,914,750
155,000	[1]	Cheniere Energy, Inc.	11,063,900
2,000,000	[1,2]	FMSA Holdings, Inc.	10,380,000
1,500,000	[1]	Memorial Resource Development Corp.	28,725,000
1,200,000		US Silica Holdings, Inc.	30,240,000
		TOTAL	91,323,650
		Financials—9.3%
3,200,000		American International Group, Inc.	156,384,000
603,923	[2]	Artisan Partners Asset Management, Inc.	29,151,363
238,600		BlackRock, Inc.	81,245,686
850,000	[1]	CBRE Group, Inc.	27,489,000
480,000	[1]	Crown Castle International Corp.	41,524,800
3,100,000	[2]	EverBank Financial Corp.	54,095,000
1	[1,3,5]	FA Private Equity Fund IV LP	680,889
330,000		Housing Development Finance Corp. Ltd.	6,784,457
1	[1,3,5]	Infrastructure Fund	0
750,000		JPMorgan Chase & Co.	40,785,000
1	[1,3,5]	Peachtree Leadscope LLC	0
448,000	[2]	Ryman Hospitality Properties	24,595,200
1,000,000		Wells Fargo & Co.	51,920,000
		TOTAL	514,655,395
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—38.3%
148,600	[1,2]	Agios Pharmaceuticals, Inc.	$17,225,712
3,296,188	[1,2]	Alkermes, Inc.	238,149,583
680,000	[1]	Amphastar Pharmaceuticals, Inc.	8,248,400
391,400	[1,2]	Amsurg Corp.	21,597,452
1	[3,5]	Apollo Investment Fund V	692,361
5,000,000	[1,2]	Arena Pharmaceuticals, Inc.	21,550,000
3,615,375	[1,2,6]	BioDelivery Sciences International, Inc.	47,361,412
300,000	[1]	Biogen Idec, Inc.	116,748,000
91,015	[1,2]	Celgene Corp.	10,845,347
11,642,610	[1,6]	Corcept Therapeutics, Inc.	33,879,995
1	[3,5]	Denovo Ventures I LP	429,921
3,389,253	[1,2,6]	Dexcom, Inc.	202,609,544
126,065	[1,6]	Dexcom, Inc.	7,536,166
12,000,000	[1,6]	Dyax Corp.	181,320,000
1,762,100	[1,2,6]	Dynavax Technologies Corp.	30,131,910
1,084,500	[1,6]	Egalet Corp.	9,489,375
2,300,783	[1,2,6]	ExamWorks Group, Inc.	85,036,940
500,000	[1,2]	GW Pharmaceuticals PLC, ADR	36,485,000
845,940	[1]	Galapagos NV	17,381,989
900,000	[1,2]	Gilead Sciences, Inc.	94,347,000
211,390	[1]	HealthEquity, Inc.	4,390,570
200,000	[1]	IDEXX Laboratories, Inc.	31,684,000
700,000	[1]	Illumina, Inc.	136,633,000
1	[3,5]	Latin Healthcare Fund	470,275
300,000	[1]	MacroGenics, Inc.	9,486,000
436,000	[1]	Medtronic PLC	31,130,400
4,610,000	[1,2]	Nektar Therapeutics	67,490,400
800,000	[1]	Neovasc, Inc.	7,480,000
1,322,000	[1,2]	NuVasive, Inc.	61,235,040
1,019,133	[1]	Otonomy, Inc.	29,758,684
409,890	[1,5]	Otonomy, Inc.	10,771,909
461,900	[1,2]	Pharmacyclics, Inc.	77,945,625
2,000,000	[1,2,6]	Premier, Inc.	65,000,000
11,301,600	[1,6]	Progenics Pharmaceuticals, Inc.	67,583,568
8,358,725	[1,2,6]	Protalix Biotherapeutics, Inc.	16,717,450
136,400	[1,2]	Puma Biotechnology, Inc.	28,791,312
500,000	[1,2]	Repligen Corp.	12,145,000
200,000	[1,2]	SAGE Therapeutics, Inc.	8,078,000
500,000	[1,2]	Salix Pharmaceuticals Ltd.	67,335,000
386,400	[1,2]	Seattle Genetics, Inc.	12,040,224
422,400		Shire Ltd.	30,875,168
146,200		Shire Ltd., ADR	32,055,812
959,018	[1,5,6]	Soteira, Inc.	0
3,480,798	[1,2,6]	Threshold Pharmaceuticals, Inc., Class THL	12,948,569
218,500	[1,2]	Ultragenyx Pharmaceutical, Inc.	12,694,850
1,752,975	[1,2]	Veeva Systems, Inc.	50,415,561
807,900	[1,2]	Versartis, Inc.	14,324,067
21,726,276	[1,2,6]	Zogenix, Inc.	29,330,473
		TOTAL	2,109,877,064
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—8.7%
1,500,000	[2]	Air Lease Corp.	$52,410,000
1,039,000	[2]	Allison Transmission Holdings, Inc.	32,541,480
525,000		American Airlines Group, Inc.	25,767,000
286,800	[1,2]	Caesar Stone SDOT Yam Ltd.	17,810,280
300,000		Danaher Corp.	24,714,000
700,000	[2]	Hexcel Corp.	30,961,000
825,000		KAR Auction Services, Inc.	28,140,750
330,000	[2]	MSC Industrial Direct Co.	24,773,100
177,600	[1]	Middleby Corp.	16,875,552
518,448	[1,2]	Now, Inc.	12,935,277
1,750,000	[1,2]	RPX Corp.	21,612,500
50,000		Roper Industries, Inc.	7,717,000
295,000		Safran SA	19,675,320
750,000	[1]	Spirit Airlines, Inc.	55,605,000
197,400	[1]	Teledyne Technologies, Inc.	18,760,896
400,000	[1,2]	Verisk Analytics, Inc.	25,740,000
785,000	[2]	Wabtec Corp.	65,508,250
		TOTAL	481,547,405
		Information Technology—19.2%
600,000	[1,2]	Alibaba Group Holding Ltd., ADR	53,448,000
1,235,000	[2]	Amadeus IT Holding SA	49,499,337
700,000	[2]	Avago Technologies Ltd.	72,016,000
294,292	[1,2]	Benefitfocus, Inc.	7,118,924
670,000	[1,2]	Box, Inc.	12,602,700
1,607,800	[1,2,6]	ChannelAdvisor Corp.	15,241,944
378,900	[1,2]	Check Point Software Technologies Ltd.	29,239,713
347,100	[1,2]	CoStar Group, Inc.	64,043,421
600,000	[1,2]	Cvent, Inc.	14,988,000
560,000	[1,2]	Demandware, Inc.	29,993,600
1,059,322	[1,3,5]	Expand Networks Ltd.	0
300,000		FLIR Systems, Inc.	9,060,000
1,100,000	[1,2]	Fleetmatics Group PLC	38,951,000
400,000	[1,2]	GrubHub, Inc.	13,772,000
343,000	[1,2]	LendingClub Corp.	6,438,110
75,000	[1]	LinkedIn Corp.	16,855,500
1,625,000	[1]	Microsemi Corp.	45,272,500
300,000	[1,2]	Mobileye NV	11,817,000
1,255,000	[1]	NIC, Inc.	20,607,100
1,300,000	[1]	NXP Semiconductors NV	103,142,000
265,000	[1,2]	NetSuite, Inc.	26,083,950
1	[1,3,5]	Peachtree Open Networks	0
340,920	[1,2]	Qorvo, Inc.	25,183,760
1,423,600	[1]	RADWARE Ltd.	27,390,064
775,000	[1,2]	Salesforce.com, Inc.	43,748,750
3,751	[1,3,5]	Sensable Technologies, Inc.	0
850,000	[1,2]	ServiceNow, Inc.	61,965,000
3,053,500	[1,2,6]	Textura Corp.	76,154,290
675,000	[1,2]	Tyler Technologies, Inc.	71,604,000
1,500,000	[1,2]	Vantiv, Inc.	51,585,000
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
686,000	[1,2]	Workday, Inc.	$54,509,560
49,100	[1,2]	Zillow, Inc.	4,758,772
		TOTAL	1,057,089,995
		Materials—6.2%
200,000		Air Products & Chemicals, Inc.	29,122,000
430,000		Eagle Materials, Inc.	30,624,600
1,075,000		LyondellBasell Investment LLC	85,021,750
850,000		Martin Marietta Materials	91,579,000
222,800	[2]	Sherwin-Williams Co.	60,438,956
750,000		Westlake Chemical Corp.	42,982,500
		TOTAL	339,768,806
		Telecommunication Services—0.2%
489,700	[1]	Zayo Group Holdings, Inc.	13,589,175
		Utilities—0.5%
700,000	[2]	ITC Holdings Corp.	29,778,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,430,807,458)	5,266,613,859
		PREFERRED STOCKS—0.2%
		Health Care—0.2%
6,978,566	[1,3,4,5]	BioNano Genomics, Inc., Pfd., Series C	9,800,000
15,202	[1,3,4,5,6]	SteadyMed Ltd., Pfd.	999,988
		TOTAL	10,799,988
		Information Technology—0.0%
679,348	[1,3,5]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,800,001)	10,799,988
		WARRANTS—0.1%
		Health Care—0.1%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	6,279
2,907,735	[1,3,5]	BioNano Genomics, Inc., 3/31/2016	2,908
797,358	[1,6]	Corcept Therapeutics, Inc., 3/29/2015	337,522
2,750,000	[1,6]	Dynavax Technologies Corp., 4/16/2015	994,125
7,425,000	[1,6]	Zogenix, Inc., 7/27/017	6,313,477
		TOTAL WARRANTS (IDENTIFIED COST $494,190)	7,654,311
		CORPORATE BOND—0.1%
		Health Care—0.1%
4,600,000	[3,4,6]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,573,740
		INVESTMENT COMPANies—24.1%
1,094,456,474	[6,7,8]	Money Market Management, Institutional Shares, 0.10%	1,094,456,474
231,428,089	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	231,428,089
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,325,884,563
		TOTAL INVESTMENTS—120.1% (IDENTIFIED COST $4,777,586,212)[9]	6,614,526,461
		OTHER ASSETS AND LIABILITIES - NET—(20.1)%[10]	(1,105,389,742)
		TOTAL NET ASSETS—100%	$5,509,136,719
4

At January 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
2/2/2015	67,631 EUR	$76,464	$(40)
Contracts Sold:
2/2/2015	248,320 EUR	$280,053	$(549)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(589)
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $426. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$1,054,237,571	$1,094,456,474
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $16,650,082, which represented 0.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $14,373,728, which represented 0.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$692,361
BioNano Genomics, Inc., 3/31/2016	11/12/2014	$2,908	$2,908
Denovo Ventures I LP	3/9/2000	$2,595,163	$429,921
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$225,317	$680,889
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$470,275
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC	6/30/2000	$674,115	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies and holdings.
5

Transactions involving affiliated companies during the period ended January 31, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2015	Value	Dividend Income
BioDelivery Sciences International, Inc.	3,857,147	303,853	(545,625)	3,615,375	47,361,412	$—
ChannelAdvisor Corp.	1,526,423	81,377	—	1,607,800	15,241,944	—
Corcept Therapeutics, Inc.	11,152,915	489,695	—	11,642,610	33,879,995	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	337,522	—
Dexcom, Inc.	3,389,253	—	—	3,389,253	202,609,544	—
Dexcom, Inc.	126,065	—	—	126,065	7,536,166
Dyax Corp.	12,850,000	—	(850,000)	12,000,000	181,320,000	—
Dynavax Technologies Corp.	11,744,600	7,638,500	(17,621,000)	1,762,100	30,131,910	—
Dynavax Technologies Corp., 4/16/2015	2,750,000	—	—	2,750,0009	94,125	—
Egalet Corp.	973,774	110,726	—	1,084,500	9,489,375	—
ExamWorks Group, Inc.	2,300,783	—	—	2,300,783	85,036,940	—
Premier, Inc.	1,500,000	500,000	—	2,000,000	65,000,000	—
Progenics Pharmaceuticals, Inc.	10,604,711	696,889	—	11,301,600	67,583,568	—
Protalix Biotherapeutics, Inc.	8,014,125	344,600		8,358,725	16,717,450	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	4,600,000	—	—	4,600,000	3,573,740	51,750
*RPX, Corp.	2,650,000	—	(900,000)	1,750,000	21,612,500	—
Soteira Inc.	959,018	—	—	959,018	0	—
SteadyMed Ltd., Pfd.	—-	15,202	—	15,202	999,988	—
Textura, Inc.	2,950,000	103,500	—	3,053,500	76,154,290	—
Threshold Pharmaceuticals, Inc., Class THL	3,480,798	—	—	3,480,798	12,948,569	—
Zogenix, Inc.	20,720,476	1,005,800	—	21,726,276	29,330,473	—
Zogenix, Inc., 7/27/2014	7,425,000	—	—	7,425,000	6,313,477	—
TOTAL OF AFFILIATED COMPANIES	114,372,446	11,290,142	(19,916,625)	105,745,963	914,172,988	$51,750
*	At January 31, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving the affiliated holding during the period ended January 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	925,547,146	239,264,481	1,164,811,627
Purchases/Additions	937,513,890	473,448,825	1,410,962,715
Sales/Reductions	(768,604,562)	(481,285,217)	(1,249,889,779)
Balance of Shares Held 1/31/2015	1,094,456,474	231,428,089	1,325,884,563
Value	$1,094,456,474	$231,428,089	$1,325,884,563
Dividend Income	$—	$45,839	$45,839
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At January 31, 2015, the cost of investments for federal tax purposes was $4,777,586,212. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $1,836,940,249. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,021,883,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $184,943,181.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
6

■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibilty for determining the fair value of investments for which market quotations are not readily availiable. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
7

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,243,601,257	$—	$13,045,355	$4,256,646,612
International	764,951,102	245,016,145	—	1,009,967,247
Preferred Stocks
Domestic	—	—	9,800,000	9,800,000
International	—	—	999,988	999,988
Debt Securities:
Corporate Bond	—	3,573,740	—	3,573,740
Warrants	—	7,651,403	2,908	7,654,311
Investment Companies	1,325,884,563	—	—	1,325,884,563
TOTAL SECURITIES	$6,334,436,922	$256,241,288	$23,848,251	$6,614,526,461
OTHER FINANCIAL INSTRUMENTS[1]	$(589)	$—	$—	$(589)
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro Currency
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—90.8%
		Consumer Discretionary—16.9%
77,000	[1]	Amazon.com, Inc.	$27,298,810
5,500,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	14,300,000
49,600	[1]	Chipotle Mexican Grill, Inc.	35,208,064
575,000		Delphi Automotive PLC	39,519,750
1,500,000	[1]	Hilton Worldwide Holdings, Inc.	38,955,000
254,000		Las Vegas Sands Corp.	13,809,980
20	[1,4]	New Cotai LLC/Capital	479,235
19,200	[1]	Priceline.com, Inc.	19,382,016
180,000		Ralph Lauren Corp.	30,040,200
450,000		Starbucks Corp.	39,388,500
357,900	[3]	Walt Disney Co.	32,554,584
206,000		Whirlpool Corp.	41,010,480
		TOTAL	331,946,619
		Consumer Staples—1.9%
1,057,500	[1,3]	Sprouts Farmers Market, Inc.	38,503,575
		Energy—1.6%
206,500		Pioneer Natural Resources, Inc.	31,084,445
		Financials—12.2%
950,000		American International Group, Inc.	46,426,500
110,200		BlackRock, Inc.	37,524,202
555,000		Capital One Financial Corp.	40,631,550
450,900	[1]	Crown Castle International Corp.	39,007,359
690,000		JPMorgan Chase & Co.	37,522,200
735,000		Wells Fargo & Co.	38,161,200
		TOTAL	239,273,011
		Health Care—21.2%
157,500	[1,3]	Actavis, Inc.	41,980,050
125,000	[1]	Biogen Idec, Inc.	48,645,000
408,000	[1]	Gilead Sciences, Inc.	42,770,640
236,696	[1]	IDEXX Laboratories, Inc.	37,497,380
150,000	[1]	Illumina, Inc.	29,278,500
663,600	[1]	Incyte Genomics, Inc.	52,895,556
332,000	[1]	Medtronic PLC	23,704,800
350,600	[1,3]	Pharmacyclics, Inc.	59,163,750
1,114,201	[1,2]	Premier, Inc.	36,211,533
627,200		Shire Ltd.	45,844,946
		TOTAL	417,992,155
		Industrials—5.1%
1,599,300		General Electric Co.	38,207,277
363,200		Kansas City Southern Industries, Inc.	39,984,688
483,800	[1]	Osram Licht AG	22,307,119
		TOTAL	100,499,084
		Information Technology—23.7%
365,000	[1,3]	Alibaba Group Holding Ltd., ADR	32,514,200
420,000		Amadeus IT Holding SA	16,833,782
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
411,600		Apple, Inc.	$48,223,056
315,000		Avago Technologies Ltd.	32,407,200
542,200	[1]	Facebook, Inc.	41,158,402
43,200	[1]	Google, Inc., Class A	23,222,160
377,200		Mastercard, Inc.	30,941,716
1,286,700	[1,3]	Micron Technology, Inc.	37,655,276
576,000	[1]	NXP Semiconductors NV	45,699,840
571,700	[1]	Salesforce.com, Inc.	32,272,465
778,200		TE Connectivity Ltd.	51,664,698
362,700	[1]	VMware, Inc., Class A	27,964,170
900,000	[1]	Vantiv, Inc.	30,951,000
56,700		Visa, Inc., Class A	14,453,397
		TOTAL	465,961,362
		Materials—6.3%
133,600		Air Products & Chemicals, Inc.	19,453,496
377,200		LyondellBasell Investment LLC	29,832,748
278,000	[3]	Martin Marietta Materials	29,951,720
165,000		Sherwin-Williams Co.	44,759,550
		TOTAL	123,997,514
		Telecommunication Services—1.9%
1,250,000	[1]	T-Mobile US, Inc.	37,725,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,417,156,911)	1,786,982,765
		CORPORATE BOND—0.5%
		Consumer Discretionary—0.5%
$8,334,340	[2]	Central European Media Enterprises Ltd., 15.00%, 12/1/2017 (IDENTIFIED COST $7,273,303)	8,842,868
		WARRANT—0.2%
		Consumer Discretionary—0.2%
1,610,007	[1,2,3]	Central European Media Enterprises Ltd., Warrants, Expiration Date 5/2/2018 (IDENTIFIED COST $3,231,013)	3,758,562
		INVESTMENT COMPANIES—17.6%
177,172,947	[2,5,6]	Federated Money Market Management, Institutional Shares, 0.10%	177,172,947
169,176,674	[2,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	169,176,674
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	346,349,621
		TOTAL INVESTMENTS—109.1% (IDENTIFIED COST $1,774,010,848)[7]	2,145,933,816
		OTHER ASSETS AND LIABILITIES - NET—(9.1)%[8]	(178,726,516)
		TOTAL NET ASSETS—100%	$1,967,207,300
At January 31, 2015, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/2/2015	State Street	107,520 EUR	$121,260	$(238)
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $59. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
2

1	Non-income-producing security.
2	Affiliated company or holding.
Transactions involving affiliated companies during the period ended January 31, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2015	Value	Dividend Income
Central European Media Enterprises Ltd., Class A	3,879,474	1,620,526	—	5,500,000	$14,300,000	$—
Central European Media Enterprises Ltd., 15.00%, 12/1/2017	3,433,900	4,900,440	—	8,334,340	$8,842,868	—
Central European Media Enterprises Ltd., 5/2/2018	721,119	888,888	—	1,610,007	$3,758,562	—
Premier, Inc.	1,106,601	7,600	—	1,114,201	$36,211,533	—
TOTAL OF AFFILIATED COMPANIES	9,141,094	7,417,454	—	16,558,548	$63,112,963	$—
Transactions involving affiliated holdings during the period ended January 31, 2015, were as follows:
	Federated Money Market Management Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	159,883,073	48,793,317	208,676,390
Purchases/Additions	430,732,591	277,715,959	708,448,550
Sales/Reductions	(413,442,717)	(157,332,602)	(570,775,319)
Balance of Shares Held 1/31/2015	177,172,947	169,176,674	346,349,621
Value	$177,172,947	$169,176,674	$346,349,621
Dividend Income	$—	$15,786	$15,786
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$171,059,753	$177,172,947
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2015, the cost of investments for federal tax purposes was $1,774,031,490. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $371,902,326. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $396,276,249 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,373,923.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers,
3

analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securties or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets,significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments,or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,413,599,196	$—	$479,235	$1,414,078,431
International	287,918,487	84,985,847	—	372,904,334
Warrant	—	3,758,562	—	3,758,562
Debt Security:
Corporate Bond	—	8,842,868	—	8,842,868
Investment Companies	346,349,621	—	—	346,349,621
TOTAL SECURITIES	$2,047,867,304	$97,587,277	$479,235	$2,145,933,816
OTHER FINANCIAL INSTRUMENTS*	$(238)	$—	$—	$(238)
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.3%
		Consumer Discretionary—17.2%
102,100	[1,2]	2U, Inc.	$1,816,359
132,000		AMC Entertainment Holdings, Inc.	3,711,840
69,800		Brunello Cucinelli SpA	1,435,567
2,415,000	[1,2,3]	Central European Media Enterprises Ltd., Class A	6,279,000
3,350,000	[1]	Cinedigm Corp.	4,991,500
336,000		Clubcorp Holdings, Inc.	5,715,360
284,600	[1]	Cnova NV	1,565,300
188,600	[1]	Dave & Buster's Entertainment, Inc.	5,420,364
214,900	[1]	Del Frisco's Restaurant Group LLC	4,261,467
55,800	[1,2]	Five Below, Inc.	1,859,256
8,500	[1,2]	GoPro, Inc.	422,875
110,000	[1,2]	Habit Restaurants, Inc./The -A	3,630,000
371,500		International Meal Co. Holdings SA	1,059,154
338,300	[1]	La Quinta Holdings, Inc.	6,877,639
132,000	[1]	Malibu Boats, Inc.	2,880,240
360,800	[4,5]	Merlin Entertainments PLC	2,187,787
455,000	[1]	Metaldyne Performance Group, Inc.	8,317,400
160,375	[1]	Moncler SpA	2,383,245
5,760,000		NagaCorp Limited	4,511,983
150,000		National CineMedia, Inc.	2,160,000
88,700	[1,2]	Nord Anglia Education, Inc.	1,777,548
124,000		Salvatore Ferragamo Italia SpA	3,584,620
2,110,000		Samsonite International SA	6,377,630
70,000	[1]	Shake Shack, Inc.	3,213,000
38,200	[1]	Shutterfly, Inc.	1,675,834
103,100		Six Flags Entertainment Corp.	4,429,176
70,000	[1]	Skullcandy, Inc.	701,400
26,144	[1]	Tele Columbus AG	336,787
287,800	[1]	Tower International, Inc.	6,812,226
63,600	[1,3]	Townsquare Media LLC	772,104
33,500		Vail Resorts, Inc.	2,939,960
90,112	[1,2]	Wayfair, Inc.	1,762,591
241,800	[1]	Yoox SpA	5,232,468
201,000	[1,2]	Zoe's Kitchen, Inc.	6,218,940
38,700	[1,2]	Zulily, Inc.	715,950
		TOTAL	118,036,570
		Consumer Staples—2.7%
297,700	[1,2]	Amira Nature Food Ltd.	3,703,388
520,000	[1,2]	Diplomat Pharmacy, Inc.	12,776,400
150,000	[1,2]	Freshpet, Inc.	2,293,500
		TOTAL	18,773,288
		Energy—2.9%
560,000	[1,2]	Aspen Aerogels, Inc.	4,289,600
268,672	[1,2]	Gevo, Inc.	34,927
360,000	[1]	Memorial Resource Development Corp.	6,894,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
277,600	[1]	Parsley Energy, Inc.	$4,655,352
143,100		US Silica Holdings, Inc.	3,606,120
		TOTAL	19,479,999
		Financials—5.8%
97,100		Artisan Partners Asset Management, Inc.	4,687,017
1,420,000		Concentradora Fibra Hotelera Mexicana SA de CV	1,870,976
149,200		Cyrusone, Inc.	4,185,060
277,000		EverBank Financial Corp.	4,833,650
708,000	[1]	FinecoBank Banca Fineco SPA	3,809,566
407,400	[1]	James River Group Holdings Ltd.	8,718,360
65,000		Re/Max Holdings, Inc.	2,163,200
61,100	[2]	Ryman Hospitality Properties	3,354,390
60,000		STORE Capital Corp.	1,377,600
279,600	[1]	Walker & Dunlop, Inc.	4,962,900
		TOTAL	39,962,719
		Health Care—32.5%
95,700	[1,2]	Acadia Pharmaceuticals, Inc.	2,912,151
38,300	[1,2]	Agios Pharmaceuticals, Inc.	4,439,736
100,000	[1]	Alkermes, Inc.	7,225,000
195,000	[1]	Amphastar Pharmaceuticals, Inc.	2,365,350
720,400	[1,2]	Arena Pharmaceuticals, Inc.	3,104,924
128,200	[1]	AtriCure, Inc.	2,543,488
118,400	[1,2]	Bellicum Pharmaceuticals, Inc.	2,925,664
57,400	[1]	Bio-Techne Corp.	5,339,348
686,391	[1,2,3]	BioDelivery Sciences International, Inc.	8,991,722
141,600	[1,2]	CareDx, Inc.	999,696
1,385,000	[1,2]	Catalyst Pharmaceutical Partners, Inc.	5,055,250
1,275,000	[1,3]	Corcept Therapeutics, Inc.	3,710,250
337,500	[1,3]	Dexcom, Inc.	20,175,750
200,000	[1,3]	Dyax Corp.	3,022,000
1,612,200	[1,2,3]	Dynavax Technologies Corp.	27,568,620
285,000	[1,2,3]	Egalet Corp.	2,493,750
57,757	[1]	Entellus Medical, Inc.	1,246,974
34,400	[1,2]	GW Pharmaceuticals PLC, ADR	2,510,168
96,278	[1]	Galapagos NV	1,978,276
79,100	[1]	Genfit	5,129,016
127,330	[1]	HealthEquity, Inc.	2,644,644
268,100	[1]	Intersect ENT, Inc.	5,648,867
141,200	[1]	MacroGenics, Inc.	4,464,744
75,000	[1,2]	Minerva Neurosciences, Inc.	328,500
268,200	[1]	Nektar Therapeutics	3,926,448
275,400	[1]	Neothetics, Inc.	1,836,918
366,667	[1]	Neovasc, Inc.	3,428,337
68,500	[1]	Nevro Corp.	3,120,860
152,100	[1]	NuVasive, Inc.	7,045,272
336,300	[1]	Ocular Therapeutix, Inc.	10,250,424
110,000	[1,2]	Otonomy, Inc.	3,212,000
200,000	[1,3]	Premier, Inc.	6,500,000
1,958,600	[1,3]	Progenics Pharmaceuticals, Inc.	11,712,428

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
778,200	[1,2,3]	Protalix Biotherapeutics, Inc.	$1,556,400
16,600	[1]	Puma Biotechnology, Inc.	3,503,928
75,000	[1,2]	Repligen Corp.	1,821,750
55,000	[1,2]	Salix Pharmaceuticals Ltd.	7,406,850
46,300	[1,2]	Seattle Genetics, Inc.	1,442,708
171,300	[1]	Sientra, Inc.	2,576,352
100,000	[1]	Spark Therapeutics, Inc.	5,000,000
228,900	[1]	Staar Surgical Co.	1,373,400
468,300	[1,2,3]	Threshold Pharmaceuticals, Inc., Class THL	1,742,076
62,900	[1]	Ultragenyx Pharmaceutical, Inc.	3,654,490
99,207	[1]	Veeva Systems, Inc.	2,853,193
1,322,300	[1,2,3]	Venaxis, Inc.	661,150
176,400	[1]	Veracyte, Inc.	1,428,840
333,600	[1,2]	Versartis, Inc.	5,914,728
2,868,000	[1,2,3]	Zogenix, Inc.	3,871,800
		TOTAL	222,664,240
		Industrials—13.8%
380,000		Advanced Drainage System, Inc.	9,450,600
249,500		Air Lease Corp.	8,717,530
12,970,000		Aramex PJSC	11,523,987
165,000	[1]	Caesar Stone SDOT Yam Ltd.	10,246,500
234,100		DSV, De Sammensluttede Vognmad AS	7,369,786
221,700		H&E Equipment Services, Inc.	3,888,618
42,600		Hexcel Corp.	1,884,198
173,600		KAR Auction Services, Inc.	5,921,496
105,800	[2]	Kaman Corp., Class A	4,022,516
148,500	[1]	MOOG, Inc., Class A	10,439,550
320,700		NN, Inc.	7,392,135
270,400	[1]	Stock Building Supply Holdings, Inc.	4,212,832
100,500	[1]	Teledyne Technologies, Inc.	9,551,520
		TOTAL	94,621,268
		Information Technology—21.1%
14,700	[1]	Alibaba Group Holding Ltd., ADR	1,309,476
277,500	[1]	Amber Road, Inc.	2,639,025
28,100	[1,2]	Arista Networks, Inc.	1,773,672
325,000	[1,2]	Box, Inc.	6,113,250
246,900	[1]	BroadSoft, Inc.	6,639,141
159,465	[1,2]	CalAmp Corp.	2,856,018
734,100	[1,2]	Ceragon Networks Ltd.	648,136
206,600	[1,2,3]	ChannelAdvisor Corp.	1,958,568
43,400	[1]	CoStar Group, Inc.	8,007,734
103,500	[1,2]	Cvent, Inc.	2,585,430
70,700	[1,2]	Cyber-Ark Software Ltd.	2,394,609
80,100	[1]	Demandware, Inc.	4,290,156
200,000	[1]	Envestnet, Inc.	10,294,000
148,533	[1,2]	Fleetmatics Group PLC	5,259,554
305,514	[1]	GTT Communications, Inc.	3,516,466
309,185	[1,2]	Globant SA	4,291,488
151,200	[1,2]	GrubHub, Inc.	5,205,816

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
60,000	[1]	Infoblox, Inc.	$1,120,200
115,000	[1,2]	Jinkosolar Holding Co, Ltd., ADR	2,049,300
138,800	[1]	Marketo, Inc.	4,778,884
330,000	[1,2]	Mavenir Systems, Inc.	3,950,100
194,360	[1]	Microsemi Corp.	5,414,870
149,700	[1]	NIC, Inc.	2,458,074
105,100	[1,2]	Nimble Storage, Inc.	2,357,393
680,000	[1]	Optimal Payments PLC	3,516,899
129,800	[1]	Q2 Holdings, Inc.	2,320,824
348,000	[1]	RADWARE Ltd.	6,695,520
146,100	[1]	Rubicon Project, Inc./The	2,152,053
150,000		Silicon Motion Technology Corp., ADR	4,179,000
542,000	[1,2]	Synacor, Inc.	1,143,620
226,200	[1]	Synchronoss Technologies, Inc.	9,606,714
168,300		Telecity Group PLC	2,183,631
82,200		Tessera Technologies, Inc.	3,047,976
348,200	[1,2,3]	Textura Corp.	8,684,108
39,500	[1]	Tyler Technologies, Inc.	4,190,160
34,400	[1]	Varonis Systems, Inc.	1,134,168
190,900	[1]	Workiva, Inc.	2,344,252
200,000	[1]	Yodlee, Inc.	1,844,000
		TOTAL	144,954,285
		Materials—1.0%
88,000		Minerals Technologies, Inc.	5,749,040
964,200	[1]	Thompson Creek Metals Co., Inc.	1,234,176
		TOTAL	6,983,216
		Telecommunication Services—1.0%
241,900	[1]	inContact, Inc.	2,073,083
229,727	[1]	Premiere Global Services, Inc.	2,030,787
196,960	[1]	RingCentral, Inc.	2,658,960
		TOTAL	6,762,830
		Utilities—0.3%
50,000		ITC Holdings Corp.	2,127,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,004,284)	674,365,415
		PREFERRED STOCK—0.5%
		Health Care—0.5%
52,828	[1,3,4,6]	SteadyMed Ltd., Pfd. (IDENTIFIED COST $3,475,000)	3,475,026
		CORPORATE BONDS—0.7%
		Consumer Discretionary—0.6%
$4,233,319	[3]	Central European Media Enterprises Ltd., 15.00%, 12/1/2017	4,491,619
		Health Care—0.1%
635,000	[3,4,5]	Protalix Biotherapeutics, Inc., Conv. Bond, Series 144A, 4.50%, 9/15/2018	493,332
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,340,547)	4,984,951
		WARRANTS—0.6%
		Consumer Discretionary—0.3%
817,782	1,2,3,	Central European Media Enterprises Ltd., Warrants	1,909,112

Shares or Principal Amount			Value
		WARRANTS—continued
		Health Care—0.3%
3,300,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	$258,390
164,277	[1,3]	Corcept Therapeutics, Inc., Warrants	69,538
17,366	[1,3]	Dynavax Technologies Corp., Warrants	62,775
446,014	[1,3]	Dynavax Technologies Corp., Warrants	161,234
1,896,750	[1,3]	Zogenix, Inc., Warrants	1,612,807
		TOTAL	2,164,744
		TOTAL WARRANTS (IDENTIFIED COST $1,903,660)	4,073,856
		INVESTMENT COMPANies—17.3%
111,544,282	[3,7,8]	Federated Money Market Management, Institutional Shares, 0.10%	111,544,282
7,274,319	[3,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	7,274,319
		INVESTMENT COMPANIES (AT NET ASSET VALUE)	118,818,601
		TOTAL INVESTMENTS—117.4% (IDENTIFIED COST $639,542,092)[9]	805,717,849
		OTHER ASSETS AND LIABILITIES - NET—(17.4)%[10]	(119,449,780)
		TOTAL NET ASSETS—100%	$686,268,069
At January 31, 2015, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
2/2/2015	State Street	6,376,388 AED	$1,735,969	$(24)
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $185. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$104,569,824	$111,544,282
3	Affiliated companies and holdings.

Transactions involving affiliated companies during the period ended January 31, 2015, were as follows:
Affiliates	Balance of Shares Held 10/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2015	Value	Dividend Income
BioDelivery Sciences International, Inc.	809,700	—	(123,309)	686,391	$8,991,722	$—
*Cardica, Inc.	3,870,800	—	(3,870,800)	—	—	—
Central European Media Enterprises Ltd., Class A	2,415,000	—	—	2,415,000	6,279,000	—
Central European Media Enterprises Ltd., Warrants	817,782	—	—	817,782	1,909,112	—
Central European Media Enterprises Ltd., 15.00%, 12/1/2017	3,894,200	339,119	—	4,233,319	4,491,619	154,510
ChannelAdvisor Corp.	205,000	1,600	—	206,600	1,958,568	—
*Cinedigm Corp.	3,585,694	—	(235,694)	3,350,000	4,991,500	—
Corcept Therapeutics, Inc.	1,325,000	—	(500,000)	1,275,000	3,710,250	—
Corcept Therapeutics, Inc., Warrants	121,142	43,135	—	164,277	69,538	—
Dexcom, Inc.	397,400		(59,900)	337,500	20,175,750	—
Dyax Corp.	216,600		(16,600)	200,000	3,022,000	—
Dynavax Technologies Corp.	16,122,000	1,612,200	(16,122,000)	1,612,200	27,568,620	—
Dynavax Technologies Corp., Warrants	—	17,366	—	17,366	62,775	—
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	161,234	—
Egalet Corp.	300,000		(15,000)	285,000	2,493,750	—
*Innovative Solutions and Support, Inc.	1,050,000	—	(1,050,000)	—	—	—
Premier, Inc.	—	200,000	—	200,000	6,500,000	—
Progenics Pharmaceuticals, Inc.	1,958,600	—	—	1,958,600	11,712,428	—
Protalix Biotherapeutics, Inc.	987,600	—	(209,400)	778,200	1,556,400	—
Protalix Biotherapeutics, Inc., Conv. Bond, Series, 4.50%, 9/15/2018	635,000	—	—	635,000	493,332	7,144
SteadyMed Ltd., Pfd.	—	52,828	—	52,828	3,475,026	—
Textura Corp.	287,884	60,316	—	348,200	8,684,108	—
Threshold Pharmaceuticals, Inc., Class THL	489,988	—	(21,688)	468,300	1,742,076	—
Townsquare Media LLC	83,696	—	(20,096)	63,600	772,104	—
*Venaxis, Inc.	1,322,300	—	—	1,322,300	661,150	—
Zogenix, Inc.	2,868,000	—	—	2,868,000	3,871,800	—
Zogenix, Inc., Warrants	1,046,250	850,500	—	1,896,750	1,612,807	—
TOTAL OF AFFILIATED COMPANIES	45,255,650	3,177,064	(23,116,787)	26,638,227	$126,966,669	$161,654
*	At January 31, 2015, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions involving affiliated holdings during the period ended January 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	101,766,905	—	101,766,905
Purchases/Additions	107,791,729	31,581,401	139,373,130
Sales/Reductions	(98,014,352)	(24,307,082)	(122,321,434)
Balance of Shares Held 1/31/2015	111,544,282	7,274,319	118,818,601
Value	$111,544,282	$7,274,319	$118,818,601
Dividend Income	$—	$322	$322
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $6,156,145, which represented 0.9% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $2,681,119, which represented 0.4% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at January 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd., Pfd.	1/26/2015	$3,475,000	$3,475,026
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At January 31, 2015, the cost of investments for federal tax purposes was $639,541,995. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $166,175,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $211,422,782 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,246,927.
10	Assets, other than investments in securities, less liabilities. . A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$549,369,025	$—	$—	$549,369,025
International	63,771,929	61,224,461	—	124,996,390
Preferred Stocks	—	—	3,475,026	3,475,026
Warrants
Domestic	—	2,164,744	—	2,164,744
International	—	1,909,112	—	1,909,112
Debt Securities:
Corporate Bonds
Domestic	—	493,332	—	493,332
International	—	4,491,619	—	4,491,619
Investment Companies	118,818,601	—	—	118,818,601
TOTAL SECURITIES	$731,959,555	$70,283,268	$3,475,026	$805,717,849
OTHER FINANCIAL INSTRUMENTS**	$(24)	$—	$—	$(24)
**	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt

AED	—UAE Dirham

Federated MDT Mid Cap Growth Strategies Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Advertising—0.0%
900		Omnicom Group, Inc.	$65,520
		Agricultural Chemicals—0.3%
15,400		Scotts Miracle-Gro Co.	976,822
		Airline - National—3.2%
61,300		Delta Air Lines, Inc.	2,900,103
120,800	[1]	United Continental Holdings Inc.	8,379,896
		TOTAL	11,279,999
		Airline - Regional—1.7%
41,600		Alaska Air Group, Inc.	2,823,392
71,600		Southwest Airlines Co.	3,234,888
		TOTAL	6,058,280
		Apparel—1.1%
13,500		Carter's, Inc.	1,100,115
74,500		Coach, Inc.	2,770,655
		TOTAL	3,870,770
		Auto Components—0.4%
63,800		Goodyear Tire & Rubber Co.	1,546,512
		Auto Original Equipment Manufacturers—2.7%
8,700	[1]	AutoZone, Inc.	5,193,552
13,000		BorgWarner, Inc.	702,130
23,600		Lear Corp.	2,368,260
6,900	[1]	O'Reilly Automotive, Inc.	1,292,784
		TOTAL	9,556,726
		Auto Part Replacement—1.5%
59,200		Genuine Parts Co.	5,502,048
		Auto Rentals—1.4%
39,200	[1]	Avis Budget Group, Inc.	2,246,552
34,100	[1]	United Rentals, Inc.	2,825,185
		TOTAL	5,071,737
		Baking—0.1%
20,400		Flowers Foods, Inc.	399,024
		Biotechnology—3.1%
39,000	[1]	Alexion Pharmaceuticals, Inc.	7,146,360
32,800	[1]	Myriad Genetics, Inc.	1,227,376
14,900	[1]	Pharmacyclics, Inc.	2,514,375
		TOTAL	10,888,111
		Cable & Wireless Television—0.4%
49,900	[1]	Discovery Communications, Inc., Class A	1,446,352
		Chemicals—0.3%
40,200		Huntsman Corp.	882,792
		Clothing Stores—2.2%
27,300	[1]	Fossil, Inc.	2,669,940
104,600		Gap (The), Inc.	4,308,474
27,700	[1]	Urban Outfitters, Inc.	965,622
		TOTAL	7,944,036
1

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—0.7%
30,900		RPM International, Inc.	$1,478,874
15,300		Westlake Chemical Corp.	876,843
		TOTAL	2,355,717
		Computer Services—1.6%
24,200	[1]	Fiserv, Inc.	1,755,226
32,200		Global Payments, Inc.	2,811,382
23,500		SEI Investments Co.	943,995
		TOTAL	5,510,603
		Construction & Engineering—0.4%
43,600		Chicago Bridge & Iron Co., N.V.	1,504,636
		Construction Machinery—1.3%
68,200		Joy Global, Inc.	2,860,308
50,100		Manitowoc, Inc.	936,870
27,800		Trinity Industries, Inc.	735,866
		TOTAL	4,533,044
		Cosmetics & Toiletries—1.9%
108,500		Avon Products, Inc.	839,790
61,900		Estee Lauder Cos., Inc., Class A	4,369,521
49,600	[1]	Sally Beauty Holdings, Inc.	1,541,568
		TOTAL	6,750,879
		Crude Oil & Gas Production—0.9%
37,000		SM Energy Co.	1,399,340
77,100	[1]	Southwestern Energy Co.	1,911,309
		TOTAL	3,310,649
		Defense Aerospace—0.4%
31,300	[1]	Spirit Aerosystems Holdings, Inc., Class A	1,409,752
		Defense Electronics—1.0%
12,000		Grainger (W.W.), Inc.	2,830,080
7,800		Rockwell Collins, Inc.	667,836
		TOTAL	3,497,916
		Department Stores—2.6%
18,400		Dillards, Inc., Class A	2,090,240
33,400		Kohl's Corp.	1,994,648
82,500		Macy's, Inc.	5,270,100
		TOTAL	9,354,988
		Discount Department Stores—0.5%
31,000		Foot Locker, Inc.	1,649,820
		Diversified Consumer Services—0.0%
2,300		Block (H&R), Inc.	78,844
		Diversified Leisure—0.8%
39,100		Royal Caribbean Cruises Ltd.	2,954,005
		Education & Training Services—0.6%
81,400	[1]	Apollo Group, Inc., Class A	2,056,164
		Electronic Equipment Instruments & Components—0.6%
61,300		CDW Corp.	2,100,138
		Energy Equipment & Services—0.2%
22,700	[1]	FMC Technologies, Inc.	850,796
		Ethical Drugs—1.2%
30,100	[1]	United Therapeutics Corp.	4,248,013
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—3.1%
34,100	[1]	Ally Financial, Inc.	$638,011
22,300		Broadridge Financial Solutions	1,070,177
28,500		Dun & Bradstreet Corp.	3,280,635
30,300		Lazard Ltd., Class A	1,387,740
19,500		Moody's Corp.	1,780,935
23,500		Paychex, Inc.	1,063,610
56,200	[1]	Verifone Systems, Inc.	1,764,118
		TOTAL	10,985,226
		Furniture—0.4%
22,600	[1]	Tempur Sealy International, Inc.	1,243,678
		Gas Utilities—0.0%
2,000		EQT Corp.	148,880
		Grocery Chain—2.8%
124,500		Kroger Co.	8,596,725
27,600		Whole Foods Market, Inc.	1,437,822
		TOTAL	10,034,547
		Health Care Equipment & Supplies—0.6%
15,600	[1]	Edwards Lifesciences Corp.	1,955,460
300	[1]	Intuitive Surgical, Inc.	148,344
		TOTAL	2,103,804
		Home Products—1.4%
67,700		Newell Rubbermaid, Inc.	2,496,099
36,600		Tupperware Brands Corp.	2,474,526
		TOTAL	4,970,625
		Hotels—2.3%
35,400		Marriott International, Inc., Class A	2,637,300
66,000		Wyndham Worldwide Corp.	5,530,140
		TOTAL	8,167,440
		Household Appliances—1.4%
25,300		Whirlpool Corp.	5,036,724
		Industrial Machinery—4.0%
61,300		Dover Corp.	4,293,452
9,400		Flowserve Corp.	512,206
42,900		Ingersoll-Rand PLC, Class A	2,848,560
49,900	[1]	MRC Global Inc.	539,419
43,600		Stanley Black & Decker Inc.	4,083,140
15,100		Valmont Industries, Inc.	1,813,812
		TOTAL	14,090,589
		Insurance—0.8%
30,500		Aon PLC	2,746,525
		International Bank—0.2%
6,900	[1]	Signature Bank	808,197
		IT Services—0.6%
132,800		Western Union Co.	2,257,600
		Life Sciences Tools & Services—0.4%
21,500	[1]	Quintiles Transnational Holdings Inc.	1,300,750
		Medical Supplies—4.0%
35,100		AmerisourceBergen Corp.	3,336,255
16,000		Bard (C.R.), Inc.	2,736,480
33,300		Cardinal Health, Inc.	2,770,227
52,300	[1]	HCA, Inc.	3,702,840
3

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
34,100		Patterson Cos., Inc.	$1,708,069
		TOTAL	14,253,871
		Medical Technology—1.0%
52,200		St. Jude Medical, Inc.	3,438,414
		Metal Containers—0.1%
7,200		Ball Corp.	455,976
		Metal Fabrication—0.2%
16,400		Timken Co.	623,364
		Miscellaneous Components—0.3%
20,200		Amphenol Corp., Class A	1,084,942
		Miscellaneous Food Products—0.5%
23,093		Ingredion, Inc.	1,862,220
		Miscellaneous Machinery—0.3%
8,100		MSC Industrial Direct Co.	608,067
2,900		Rockwell Automation, Inc.	315,868
		TOTAL	923,935
		Multi-Industry Capital Goods—0.7%
6,300		Acuity Brands, Inc.	944,307
58,100	[1]	HD Supply, Inc.	1,675,023
		TOTAL	2,619,330
		Multi-Line Insurance—0.7%
68,100		Allied World Assurance Holdings Ltd.	2,633,427
		Mutual Fund Adviser—0.4%
4,300		T. Rowe Price Group, Inc.	338,496
25,300		Waddell & Reed Financial, Inc., Class A	1,131,163
		TOTAL	1,469,659
		Office Equipment—0.5%
78,100		Pitney Bowes, Inc.	1,872,838
		Offshore Driller—0.2%
13,200		Oceaneering International, Inc.	691,152
		Oil Refiner—0.8%
33,500		Tesoro Petroleum Corp.	2,737,955
		Oil Service, Explore & Drill—0.9%
37,400		Helmerich & Payne, Inc.	2,227,544
51,200		Patterson-UTI Energy, Inc.	878,592
		TOTAL	3,106,136
		Oil Well Supply—1.0%
79,500	[1]	Cameron International Corp.	3,560,010
		Other Communications Equipment—1.8%
78,300		Skyworks Solutions, Inc.	6,502,815
		Packaged Foods—0.8%
84,600		ConAgra Foods, Inc.	2,997,378
		Paint & Related Materials—0.1%
4,300		Valspar Corp.	358,749
		Paper Products—1.5%
13,700		International Paper Co.	721,442
72,400		Rock-Tenn Co.	4,698,760
		TOTAL	5,420,202
		Personal & Household—0.2%
19,000		Nu Skin Enterprises, Inc., Class A	778,620
4

Shares			Value
		COMMON STOCKS—continued
		Personnel Agency—0.5%
31,300		Robert Half International, Inc.	$1,817,278
		Plastic Containers—0.8%
19,500		Bemis Co., Inc.	863,850
55,200	[1]	Owens-Illinois, Inc.	1,288,920
20,200		Sealed Air Corp.	818,100
		TOTAL	2,970,870
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	1,065,537
		Recreational Vehicles—0.1%
3,300		Polaris Industries, Inc., Class A	477,147
		Restaurant—0.7%
3,600	[1]	Chipotle Mexican Grill, Inc.	2,555,424
		Semiconductor Manufacturing—0.7%
61,400		Broadcom Corp.	2,605,509
		Semiconductors & Semiconductor Equipment—0.0%
200		Microchip Technology, Inc.	9,020
		Services to Medical Professionals—3.0%
7,100	[1]	Henry Schein, Inc.	980,297
37,500	[1]	Laboratory Corp. of America Holdings	4,304,250
75,400		Quest Diagnostics, Inc.	5,358,678
		TOTAL	10,643,225
		Shipbuilding—0.7%
20,600		Huntington Ingalls Industries, Inc.	2,401,960
		Soft Drinks—2.7%
81,700		Coca-Cola Enterprises, Inc.	3,439,570
79,700		Dr. Pepper Snapple Group, Inc.	6,158,419
		TOTAL	9,597,989
		Software Packaged/Custom—4.7%
48,300	[1]	Citrix Systems, Inc.	2,862,258
106,800	[1]	Electronic Arts, Inc.	5,859,048
25,100	[1]	F5 Networks, Inc.	2,801,662
204,400		Symantec Corp.	5,062,988
		TOTAL	16,585,956
		Specialty Chemicals—1.1%
34,200		Airgas, Inc.	3,852,288
		Specialty Retailing—5.3%
17,200		Abercrombie & Fitch Co., Class A	438,944
36,100	[1]	AutoNation, Inc.	2,152,282
56,300	[1]	Bed Bath & Beyond, Inc.	4,209,551
28,700		Dick's Sporting Goods, Inc.	1,482,355
47,650		Expedia, Inc.	4,094,564
71,000		Nordstrom, Inc.	5,410,200
12,700		Williams-Sonoma, Inc.	993,775
		TOTAL	18,781,671
		Technology Hardware Storage & Peripherals—4.1%
140,500		NetApp, Inc.	5,310,900
32,200		Sandisk Corp.	2,444,302
33,600	[1]	Teradata Corp.	1,497,216
53,800		Western Digital Corp.	5,230,974
		TOTAL	14,483,392
5

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—1.0%
65,500	[1]	Arris Group, Inc.	$1,717,410
27,200		Motorola, Inc.	1,697,552
10,800	[1]	NeuStar, Inc., Class A	283,932
		TOTAL	3,698,894
		Telephone Utility—0.4%
168,700		Windstream Corp.	1,341,165
		Textiles Apparel & Luxury Goods—1.8%
38,200		PVH Corp.	4,211,932
14,100		Ralph Lauren Corp.	2,353,149
		TOTAL	6,565,081
		Toys & Games—1.8%
68,900		Hasbro, Inc.	3,783,988
94,700		Mattel, Inc.	2,547,430
		TOTAL	6,331,418
		Truck Manufacturing—0.6%
35,100		PACCAR, Inc.	2,109,861
		Undesignated Consumer Cyclicals—0.5%
38,900	[1]	Herbalife Ltd.	1,185,672
29,000		Weight Watchers International, Inc.	480,240
		TOTAL	1,665,912
		Uniforms—0.2%
10,700		Cintas Corp.	842,090
		TOTAL COMMON STOCKS (IDENTIFIED COST $285,357,711)	349,341,958
		INVESTMENT COMPANY—2.1%
7,466,281	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	7,466,281
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $292,823,992)[4]	356,808,239
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(878,001)
		TOTAL NET ASSETS—100%	$355,930,238
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At January 31, 2015, the cost of investments for federal tax purposes was $292,823,992. The net unrealized appreciation of investments for federal tax purposes was $63,984,247. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,857,860 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,873,613.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
6

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated Absolute Return Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—83.3%
		Aerospace & Defense—1.4%
8,000		Boeing Co.	$1,162,960
12,000		General Dynamics Corp.	1,598,520
		TOTAL	2,761,480
		Air Freight & Logistics—0.9%
10,000		FedEx Corp.	1,691,100
		Airlines—1.2%
15,000		Alaska Air Group, Inc.	1,018,050
26,000		American Airlines Group, Inc.	1,276,080
		TOTAL	2,294,130
		Auto Components—0.6%
30,000		Bridgestone Corp.	1,200,492
		Automobiles—1.3%
100,000		Ford Motor Co.	1,471,000
5,000		Volkswagen AG	1,113,597
		TOTAL	2,584,597
		Banks—6.5%
100,000		Bank of America Corp.	1,515,000
60,000		Citigroup, Inc.	2,817,000
24,000		Comerica, Inc.	996,000
30,000		East West Bancorp, Inc.	1,085,400
50,000		JPMorgan Chase & Co.	2,719,000
15,000		PNC Financial Services Group	1,268,100
32,000		PrivateBancorp, Inc.	970,880
30,000		Wells Fargo & Co.	1,557,600
		TOTAL	12,928,980
		Beverages—1.3%
10,000		Molson Coors Brewing Co., Class B	759,300
20,000		PepsiCo, Inc.	1,875,600
		TOTAL	2,634,900
		Biotechnology—8.8%
10,000	[1]	Acorda Therapeutics, Inc.	415,500
10,000		Amgen, Inc.	1,522,600
20,000	[1]	Avalanche Biotechnologies, Inc.	793,600
5,000	[1]	Biogen Idec, Inc.	1,945,800
5,000	[1]	Bluebird Bio, Inc.	464,550
25,000	[1]	Celgene Corp.	2,979,000
20,000	[1]	Chimerix, Inc.	802,200
15,000	[1]	Clovis Oncology, Inc.	977,850
16,000	[1]	Gilead Sciences, Inc.	1,677,280
10,000	[1]	Juno Therapeutics, Inc.	427,500
15,000	[1]	Kite Pharma, Inc.	1,007,250
13,000	[1]	Medivation, Inc.	1,414,660
40,000	[1]	Merrimack Pharmaceuticals, Inc.	377,200
10,000	[1]	Ophthotech Corp.	562,500
1

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Biotechnology—continued
25,000	[1]	Regulus Therapeutics, Inc.	$478,750
12,500	[1]	Spark Therapeutics, Inc.	625,000
300,000	[1]	Sunesis Pharmaceuticals, Inc.	708,000
20,000	[1]	Versartis, Inc.	354,600
		TOTAL	17,533,840
		Building Products—0.5%
20,000		Allegion PLC	1,080,200
		Capital Markets—3.7%
50,000		Charles Schwab Corp.	1,299,000
10,000		Goldman Sachs Group, Inc.	1,724,100
40,000		HFF, Inc., Class A	1,358,800
60,000		Morgan Stanley	2,028,600
20,000	[1]	Stifel Financial Corp.	943,000
		TOTAL	7,353,500
		Chemicals—1.3%
10,000		LyondellBasell Industries NV, Class A	790,900
5,000		PPG Industries, Inc.	1,114,400
15,000		RPM International, Inc.	717,900
		TOTAL	2,623,200
		Communications Equipment—1.2%
50,000		Cisco Systems, Inc.	1,318,250
16,000		Qualcomm, Inc.	999,360
		TOTAL	2,317,610
		Construction & Engineering—0.7%
1,200,000		China Railway Construction Corp.	1,371,348
		Diversified Financial Services—1.4%
20,000	[1]	Berkshire Hathaway, Inc., Class B	2,878,200
		Diversified Telecommunication Services—1.8%
50,000		AT&T, Inc.	1,646,000
40,000		Verizon Communications, Inc.	1,828,400
		TOTAL	3,474,400
		Electric Utilities—1.3%
15,000		Duke Energy Corp.	1,307,100
25,000		Southern Co.	1,268,000
		TOTAL	2,575,100
		Electrical Equipment—0.6%
20,000		Eaton Corp. PLC	1,261,800
		Electronic Equipment Instruments & Components—0.8%
20,000		CDW Corp.	685,200
26,000	[1]	Universal Display Corp.	828,360
		TOTAL	1,513,560
		Energy Equipment & Services—2.5%
22,000		Baker Hughes, Inc.	1,275,780
40,000		Halliburton Co.	1,599,600
100,000	[1]	Independence Contract Drilling, Inc.	483,000
40,000		Patterson-UTI Energy, Inc.	686,400
20,000		Transocean Partners LLC	292,600
2

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy Equipment & Services—continued
180,000		Trinidad Drilling Ltd.	$604,863
		TOTAL	4,942,243
		Food & Staples Retailing—1.2%
20,000		CVS Health Corp.	1,963,200
30,000	[1]	Smart & Final Stores, Inc.	450,000
		TOTAL	2,413,200
		Health Care Equipment & Supplies—1.0%
28,000		Medtronic PLC	1,999,200
		Health Care Providers & Services—2.1%
10,000	[1]	Centene Corp.	1,091,600
10,000		McKesson Corp.	2,126,500
14,000	[1]	Wellcare Health Plans, Inc.	1,019,900
		TOTAL	4,238,000
		Health Care Technology—0.2%
40,000	[1]	Castlight Health, Inc., Class B	355,200
		Hotels Restaurants & Leisure—0.5%
50,000	[1]	La Quinta Holdings, Inc.	1,016,500
		Household Durables—0.2%
20,000	[1]	Installed Building Products, Inc.	357,000
		Industrial Conglomerates—1.2%
100,000		General Electric Co.	2,389,000
		Insurance—1.7%
20,000		American International Group, Inc.	977,400
36,000		MetLife, Inc.	1,674,000
50,000	[1]	Patriot National, Inc.	677,000
		TOTAL	3,328,400
		Internet & Catalog Retail—0.9%
4,000	[1]	Amazon.com, Inc.	1,418,120
20,000	[1]	Zulily, Inc., Class A	370,000
		TOTAL	1,788,120
		Internet Software & Services—3.7%
16,000	[1]	AOL, Inc.	692,000
5,000	[1]	Box, Inc., Class A	94,050
26,000	[1]	Facebook, Inc., Class A	1,973,660
3,000	[1]	Google, Inc., Class A	1,612,650
3,000	[1]	Google, Inc., Class C	1,603,560
18,000	[1]	Yahoo, Inc.	791,820
10,000	[1]	Yelp, Inc.	524,700
		TOTAL	7,292,440
		IT Services—0.5%
15,000		Computer Sciences Corp.	910,200
25,000	[1]	MOL Global, Inc., ADR	47,500
		TOTAL	957,700
		Leisure Products—0.2%
20,000	[1]	Malibu Boats, Inc., Class A	436,400
		Machinery—2.0%
1,000,000		CSR Corp. Ltd., Class H	1,216,413
10,000		Cummins, Inc.	1,394,600
3

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Machinery—continued
20,000		Ingersoll-Rand PLC, Class A	$1,328,000
		TOTAL	3,939,013
		Media—2.2%
45,000		Comcast Corp., Class A	2,391,525
22,000	[1]	DIRECTV Group, Inc.	1,876,160
		TOTAL	4,267,685
		Metals & Mining—0.5%
21,575	[1]	Barisan Gold Corp.	1,443
15,000		Royal Gold, Inc.	1,086,900
		TOTAL	1,088,343
		Oil Gas & Consumable Fuels—3.2%
20,000		Exxon Mobil Corp.	1,748,400
24,000		Kinder Morgan, Inc.	985,200
10,000		Marathon Petroleum Corp.	925,900
20,000		Valero Energy Corp.	1,057,600
15,000	[1]	Whiting Petroleum Corp.	450,300
25,000		Williams Cos., Inc.	1,096,500
		TOTAL	6,263,900
		Pharmaceuticals—9.5%
30,000		AbbVie, Inc.	1,810,500
12,000	[1]	Actavis, Inc.	3,198,480
50,000		Eisai Co. Ltd.	2,491,036
50,000	[1]	Foamix Pharmaceuticals Ltd.	438,000
10,000	[1]	Jazz Pharmaceuticals PLC	1,693,400
25,000		Merck & Co., Inc.	1,507,000
32,000	[1]	Mylan, Inc.	1,700,800
10,000		Novartis AG, ADR	974,000
50,000		Pfizer, Inc.	1,562,500
7,000		Shire Ltd., ADR	1,534,820
10,000	[1]	Valeant Pharmaceuticals International, Inc.	1,599,700
50,000	[1]	Xenoport, Inc.	416,500
		TOTAL	18,926,736
		Real Estate Investment Trusts (REITs)—1.0%
15,000	[1]	InfraREIT, Inc.	399,000
25,000		ProLogis, Inc.	1,128,500
20,000		STORE Capital Corp.	459,200
		TOTAL	1,986,700
		Road & Rail—1.5%
20,000		Knight Transportation, Inc.	569,800
20,000		Landstar System, Inc.	1,281,600
10,000		Union Pacific Corp.	1,172,100
		TOTAL	3,023,500
		Semiconductors & Semiconductor Equipment—2.0%
30,000		Applied Materials, Inc.	685,200
40,000		Intel Corp.	1,321,600
10,000		Lam Research Corp.	764,400
30,000		Marvell Technology Group Ltd.	464,700
4

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—continued
40,000		NVIDIA Corp.	$768,200
		TOTAL	4,004,100
		Software—3.6%
10,000	[1]	Check Point Software Technologies Ltd.	771,700
7,000	[1]	Citrix Systems, Inc.	414,820
20,000	[1]	Materialise NV, ADR	175,400
60,000		Microsoft Corp.	2,424,000
30,000		Oracle Corp.	1,256,700
12,000	[1]	Red Hat, Inc.	765,480
20,000	[1]	Rubicon Project, Inc.	294,600
10,000	[1]	VMware, Inc., Class A	771,000
20,000	[1]	Yodlee, Inc.	184,400
		TOTAL	7,058,100
		Specialty Retail—1.3%
10,000	[1]	Boot Barn Holdings, Inc.	201,800
36,000		TJX Cos., Inc.	2,373,840
		TOTAL	2,575,640
		Technology Hardware Storage & Peripherals—3.8%
44,000		Apple, Inc.	5,155,040
30,000		EMC Corp.	777,900
30,000		Hewlett-Packard Co.	1,083,900
500		Samsung Electronics Co.	618,009
		TOTAL	7,634,849
		Textiles Apparel & Luxury Goods—0.2%
6,000	[1]	Deckers Outdoor Corp.	396,300
		Thrifts & Mortgage Finance—0.5%
40,000	[1]	Essent Group Ltd.	935,600
		Tobacco—0.7%
20,000		Lorillard, Inc.	1,312,200
		Trading Companies & Distributors—0.1%
6,000	[1]	Now, Inc.	149,700
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,968,128)	165,154,206
		TRADE FINANCE NOTES—0.7%
		Oil, Natural Gas & Mining—0.7%
$1,349,587		PT BUMI Insured, 11.16775%, 8/26/2016	1,349,587
217,080		PT BUMI Uninsured, 11.16775%, 8/26/2016	119,394
		TOTAL	1,468,981
		TOTAL TRADE FINANCE NOTES (IDENTIFIED COST $1,468,981)	1,468,981
		PURCHASED PUT OPTIONS—0.7%
		Beverages—0.0%
220		The Coca-Cola Co., Strike Price $41, Expiration Date 2/20/2015	16,060
		Diversified Financial Services—0.1%
1,000		Financial Select Sector SPDR, Strike Price $24, Expiration Date 2/20/2015	103,500
1,000		iShares MSCI Emerging Markets ETF, Strike Price $38, Expiration Date 3/20/2015	86,000
		TOTAL	189,500
		Household Products—0.0%
100		Colgate Palmolive Co., Strike Price $62.50, Expiration Date 5/15/2015	9,250
5

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Index—0.6%
400		SPDR S&P 500 ETF Trust, Strike Price $185, Expiration Date 3/20/2015	$78,000
200		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 3/20/2015	55,600
1,200		SPDR S&P 500 ETF Trust, Strike Price $195, Expiration Date 2/20/2015	251,400
1,200		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 3/20/2015	689,400
		TOTAL	1,074,400
		IT Services—0.0%
100		Accenture PLC, Strike Price $77.50, Expiration Date 2/20/2015	2,250
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,053,351)	1,291,460
		INVESTMENT COMPANIES—12.9%[2]
17,175,083	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	17,175,083
1,310,903		High Yield Bond Portfolio	8,350,455
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $25,838,043)	25,525,538
		TOTAL INVESTMENTS—97.6% (IDENTIFIED COST $173,328,503)[4]	193,440,185
		OTHER ASSETS AND LIABILITIES - NET—2.4%[5]	4,728,992
		TOTAL NET ASSETS—100%	$198,169,177
SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
100,000	iShares MSCI Australia Index Fund	$2,192,000
50,000	iShares MSCI Emerging Markets ETF	1,951,000
14,800	iShares MSCI Mexico Index Fund	832,500
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $5,464,663)	$4,975,500
At January 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC40 Index, Short Futures	80	$4,165,160	February 2015	$(170,634)
[1]Russell 2000 Index, Short Futures	50	$5,806,000	March 2015	$40,768
1S&P 500 Index, Short Futures	120	$59,652,000	March 2015	$1,727,418
[1]United States Treasury Notes 10 Year Short Future	50	$6,543,750	March 2015	$(246,988)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,350,564
The average notional value of futures contracts held by the Fund throughout the period was $79,981,204. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $1,471,103. This is based on amounts held as of each month-end throughout the three-month fiscal period.
6

At January 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
4/15/2015	Morgan Stanley	2,500,000 AUD	238,336,000 JPY	$(94,540)
4/15/2015	Morgan Stanley	2,500,000 AUD	2,613,375 NZD	$49,441
4/15/2015	Bank of America	1,300,000 CAD	15,402,400 MXN	$(666)
4/15/2015	Barclays	1,700,000 EUR	2,687,445 SGD	$(62,162)
4/15/2015	JPMorgan	1,950,000 EUR	$2,220,768	$(15,755)
4/15/2015	JPMorgan	$3,000,000	3,610,991 CAD	$160,935
Contracts Sold:
4/15/2015	HSBC	$ 3,000,000	3,590,400 CAD	$(177,125)
4/15/2015	Morgan Stanley	2,500,000 AUD	241,115,000 JPY	$118,227
4/15/2015	Bank of America	1,300,000 CAD	15,297,100 MXN	$(6,326)
4/15/2015	JPMorgan	1,250,000 AUD	1,315,125 NZD	$(18,627)
4/15/2015	JPMorgan	1,250,000 AUD	1,334,750 NZD	$(4,453)
4/15/2015	Barclays	1,700,000 EUR	2,714,271 SGD	$81,971
4/15/2015	JPMorgan	3,900,000 EUR	$ 4,474,387	$64,361
5/7/2015	BNP Paribas	471,000,000 JPY	$ 4,004,950	$(10,747)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$84,534
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $558,820 and $474,935, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At January 31, 2015, the cost of investments for federal tax purposes was $173,328,503. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) securities sold short; and (d) futures contracts was $20,111,682. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,464,871 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,353,189.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
7

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
8

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$141,597,405	$—	$—	$141,597,405
International	14,939,600	8,617,201	—	23,556,801
Debt Securities:
Trade Finance Notes	—	—	1,468,981	1,468,981
Purchased Put Options	1,291,460	—	—	1,291,460
Investment Companies[1]	17,175,083	8,350,455[2]	—	25,525,538
TOTAL SECURITIES	175,003,548	16,967,656	1,468,981	193,440,185
OTHER FINANCIAL INSTRUMENTS[3]	$(3,624,936)	$84,534	$—	$(3,540,402)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the NAV is not publically available.
2	Includes $8,625,742 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
REITs	—Real Estate Investment Trusts
SGD	—Singapore Dollar
SPDR	—Standard & Poor's Depositary Receipts
9
Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares		Value
	COMMON STOCKS—98.4%
	Consumer Discretionary—4.1%
4,309,555	McDonald's Corp.	$398,375,264
	Consumer Staples—31.4%
8,106,841	Altria Group, Inc.	430,473,257
3,440,385	General Mills, Inc.	180,551,405
1,450,200	Kellogg Co.	95,104,116
2,017,600	Kimberly-Clark Corp.	217,820,096
6,399,440	Kraft Foods Group, Inc.	418,139,409
955,700	PepsiCo, Inc.	89,625,546
5,068,478	Philip Morris International, Inc.	406,694,675
3,911,030	Procter & Gamble Co.	329,660,719
6,186,227	Reynolds American, Inc.	420,354,125
3,337,050	The Coca-Cola Co.	137,386,348
6,548,567	Unilever PLC	288,520,449
	TOTAL	3,014,330,145
	Energy—16.0%
43,819,000	BP PLC	282,117,359
2,845,749	Chevron Corp.	291,774,645
4,724,970	Kinder Morgan, Inc.	193,960,019
8,812,360	Royal Dutch Shell PLC, Class B	280,558,233
4,547,080	Total S.A.	234,924,961
5,700,000	Williams Cos., Inc.	250,002,000
	TOTAL	1,533,337,217
	Financials—5.8%
2,055,000	Digital Realty Trust, Inc.	149,891,700
4,535,276	HCP, Inc.	214,473,202
2,433,725	Ventas, Inc.	194,235,592
	TOTAL	558,600,494
	Health Care—9.0%
16,476,773	GlaxoSmithKline PLC	362,662,752
875,985	Johnson & Johnson	87,721,138
5,286,010	Merck & Co., Inc.	318,640,683
1,054,812	Sanofi	97,173,727
	TOTAL	866,198,300
	Telecommunication Services—13.9%
12,710,180	AT&T, Inc.	418,419,126
4,242,910	BCE, Inc.	194,866,001
8,674,110	Verizon Communications, Inc.	396,493,568
92,199,989	Vodafone Group PLC	324,724,711
	TOTAL	1,334,503,406
	Utilities—18.2%
2,088,015	American Electric Power Co., Inc.	131,148,222
1,732,295	Dominion Resources, Inc.	133,196,163
4,693,859	Duke Energy Corp.	409,022,873
28,412,919	National Grid PLC	399,612,260
8,036,905	PPL Corp.	285,310,127
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
7,708,068		Southern Co.	$390,953,209
		TOTAL	1,749,242,854
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,042,865,930)	9,454,587,680
		INVESTMENT COMPANY—1.3%
130,011,873	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	130,011,873
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $8,172,877,803)[3]	9,584,599,553
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	28,119,633
		TOTAL NET ASSETS—100%	$9,612,719,186
At January 31, 2015, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
2/2/2015	9,238,806 GBP	$13,899,321	$16,177
The average value at settlement date and receivable of foreign exchange contracts sold by the Fund throughout the period was $4,044. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At January 31, 2015, the cost of investments for federal tax purposes was $8,172,877,803. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $1,411,721,750. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,549,640,691 and net unrealized depreciation from investments for those securities having an excess of cost over value of $137,918,941.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock	$—	$—	$—	$—
Domestic	6,989,427,227	—	—	6,989,427,227
International	194,866,001	2,270,294,452	—	2,465,160,453
Investment Company	130,011,873	—	—	130,011,873
TOTAL SECURITIES	$7,314,305,101	$2,270,294,452	$—	$9,584,599,553
OTHER FINANCIAL INSTRUMENTS*	$16,177	$—	$—	$16,177
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
GBP	—British Pound
4
Federated Managed Risk Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—37.5%
		Consumer Discretionary—3.4%
317	[1]	Belmond Ltd., Class A	$3,484
248		Big Lots, Inc.	11,386
220		Cato Corp., Class A	9,328
183		Cinemark Holdings, Inc.	6,802
113	[1]	Deckers Outdoor Corp.	7,464
345		Delphi Automotive PLC	23,712
126		GNC Holdings, Inc.	5,587
185		Gap (The), Inc.	7,620
355		KB Home	4,423
491		Kohl's Corp.	29,322
185		Lions Gate Entertainment Corp.	5,315
79		Lowe's Cos., Inc.	5,353
462		Macy's, Inc.	29,513
126		Marriott International, Inc., Class A	9,387
214		Rent-A-Center, Inc.	7,336
165	[1]	Skechers USA, Inc., Class A	9,958
105	[1]	Tenneco, Inc.	5,399
160	[1]	Vera Bradley, Inc.	3,051
		TOTAL	184,440
		Consumer Staples—2.3%
330		Archer-Daniels-Midland Co.	15,388
46		Bunge Ltd.	4,119
45		CVS Health Corp.	4,417
188		Campbell Soup Co.	8,599
459		ConAgra Foods, Inc.	16,262
121		Kellogg Co.	7,935
473		Koninklijke Ahold N.V., ADR	8,552
41		Mead Johnson Nutrition Co.	4,038
54		Molson Coors Brewing Co., Class B	4,100
307		Philip Morris International, Inc.	24,634
699	[1]	Rite Aid Corp.	4,879
97		Wal-Mart Stores, Inc.	8,243
290	[1]	WhiteWave Foods Company - Class A	9,561
		TOTAL	120,727
		Energy—2.2%
75		Baker Hughes, Inc.	4,349
126		Exxon Mobil Corp.	11,015
241	[1]	Helix Energy Solutions Group, Inc.	4,523
198		Marathon Petroleum Corp.	18,333
255	[1]	Newfield Exploration Co.	7,594
302		Royal Dutch Shell PLC	18,558
66		Schlumberger Ltd.	5,438
291		Suncor Energy, Inc.	8,675
178		Teekay Corp.	7,535
224		Tesoro Petroleum Corp.	18,307
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
106		US Silica Holdings, Inc.	$2,671
84		Valero Energy Corp.	4,442
102		Western Refining, Inc.	3,787
		TOTAL	115,227
		Financials—11.5%
113		Ace, Ltd.	12,199
656		Allstate Corp.	45,782
245		American Equity Investment Life Holding Co.	6,250
139		American Financial Group, Inc., Ohio	8,068
850		American International Group, Inc.	41,539
197		Argo Group International Holdings Ltd.	10,538
85		Assurant, Inc.	5,398
693		CNO Financial Group, Inc.	10,755
201	[1]	Capital Bank Financial Corp.	4,908
559		Capital One Financial Corp.	40,924
116		City Holding Co.	4,910
107		Comerica, Inc.	4,441
121		Digital Realty Trust, Inc.	8,826
144		Discover Financial Services	7,831
388		FNB Corp.	4,656
233		FXCM, Inc.	513
240		FelCor Lodging Trust, Inc.	2,402
132		First Midwest Bancorp, Inc.	2,033
550		First Potomac Realty Trust	7,040
301		Flushing Financial Corp.	5,448
198		Goldman Sachs Group, Inc.	34,137
185		Hanover Insurance Group, Inc.	12,765
1,056		Hartford Financial Services Group, Inc.	41,078
691		Hospitality Properties Trust	22,520
681		Investors Bancorp, Inc.	7,498
608		JPMorgan Chase & Co.	33,063
178		LaSalle Hotel Properties	7,202
1,266		Lexington Realty Trust	14,445
660		Lincoln National Corp.	32,987
933		MFA Financial, Inc.	7,315
307		Maiden Holdings Ltd.	3,838
1,055		Morgan Stanley	35,670
859	[1]	New Residential Investment Corp.	10,952
451		Northstar Realty Finance Corp.	8,528
284	[1]	PHH Corp.	7,083
129		PNC Financial Services Group	10,906
176		PacWest Bancorp	7,525
279	[1]	Popular, Inc.	8,602
169		Provident Financial Services, Inc.	2,934
433		Radian Group, Inc.	6,824
380		Starwood Property Trust, Inc.	9,093
129		State Street Corp.	9,225
99		Sun Communities, Inc.	6,705
365		Synovus Financial Corp.	9,406
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
222		TCF Financial Corp.	$3,263
352	[1]	Talmer Bancorp, Inc., Class A	4,759
60		WSFS Financial Corp.	4,432
244		Webster Financial Corp. Waterbury	7,449
241		Wells Fargo & Co.	12,513
		TOTAL	617,178
		Health Care—5.0%
120		AbbVie, Inc.	7,242
304		Aetna, Inc.	27,913
209	[1]	Alere, Inc.	8,504
66	[1]	Anthem, Inc.	8,907
146		Cardinal Health, Inc.	12,146
192	[1]	Impax Laboratories, Inc.	7,041
161		Johnson & Johnson	16,122
205	[1]	Magellan Health, Inc.	12,325
183	[1]	Medicines Co.	5,247
351	[1]	Medtronic PLC	25,061
464		Merck & Co., Inc.	27,970
138	[1]	Merit Medical Systems, Inc.	2,115
62		Omnicare, Inc.	4,649
839		Pfizer, Inc.	26,219
264		St. Jude Medical, Inc.	17,390
802		Teva Pharmaceutical Industries, Ltd., ADR	45,602
44		UnitedHealth Group, Inc.	4,675
36	[1]	Wellcare Health Plans, Inc.	2,623
259	[1]	Wright Medical Group, Inc.	6,322
		TOTAL	268,073
		Industrials—4.2%
595		Alaska Air Group, Inc.	40,383
183		Barnes Group, Inc.	6,286
200		Boeing Co.	29,074
286		C.H. Robinson Worldwide, Inc.	20,369
110		Curtiss Wright Corp.	7,318
273		Deluxe Corp.	17,726
83		Dun & Bradstreet Corp.	9,554
71	[1]	Esterline Technologies Corp.	7,958
61		General Dynamics Corp.	8,126
209		Hexcel Corp.	9,244
118		Hillenbrand, Inc.	3,706
44		Lockheed Martin Corp.	8,288
93		OshKosh Truck Corp.	3,985
55		Regal Beloit Corp.	3,787
140		Siemens AG	14,705
312	[1]	Swift Transportation Co.	7,669
129		Terex Corp.	2,900
386		Timken Co.	14,672
53		Triumph Group, Inc.	3,024
62		Unifirst Corp.	7,200
		TOTAL	225,974
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—5.0%
74	[1]	Anixter International, Inc.	$5,577
297		Apple, Inc.	34,797
82		Avnet, Inc.	3,413
135		CA, Inc.	4,090
572	[1]	Ciena Corp.	10,593
137		Computer Sciences Corp.	8,313
1,631		Corning, Inc.	38,769
716		EMC Corp. Mass	18,566
832		Hewlett-Packard Co.	30,060
141	[1]	Insight Enterprises, Inc.	3,337
240		Intel Corp.	7,930
602		Jabil Circuit, Inc.	12,407
395		Lam Research Corp.	30,194
265		Microsoft Corp.	10,706
4,014	[1]	Quantum Corp.	6,342
267		Tessera Technologies, Inc.	9,900
136	[1]	Unisys Corporation	2,982
157	[1]	Veeco Instruments, Inc.	4,580
120	[1]	Verint Systems, Inc.	6,406
55	[1]	ViaSat, Inc.	3,092
630	[1]	Violin Memory, Inc.	2,419
294		Vishay Intertechnology, Inc.	4,004
85		Western Digital Corp.	8,265
		TOTAL	266,742
		Materials—0.8%
272		Avery Dennison Corp.	14,217
194	[1]	Berry Plastics Group, Inc.	6,561
71		Celanese Corp.	3,817
465		Steel Dynamics, Inc.	7,924
691	[1]	Stillwater Mining Co.	9,446
		TOTAL	41,965
		Telecommunication Services—0.9%
879		AT&T, Inc.	28,937
541		CenturyLink, Inc.	20,109
		TOTAL	49,046
		Utilities—2.2%
256		Atmos Energy Corp.	14,569
64		Consolidated Edison Co.	4,434
218		Duke Energy Corp.	18,997
198	[1]	Dynegy, Inc.	5,409
210		Entergy Corp.	18,377
506		Exelon Corp.	18,236
106		FirstEnergy Corp.	4,275
185		Idacorp, Inc.	12,563
77		PG&E Corp.	4,529
173		Portland General Electric Co.	6,868
201		Public Service Enterprises Group, Inc.	8,579
		TOTAL	116,836
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,968,604)	2,006,208
4

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.2%
		Auto Receivables—0.1%
$4,226		Santander Drive Auto Receivables Trust 2014-3, A2B, 0.431%, 8/15/2017	$4,227
		Credit Card—0.1%
5,000		Capital One Multi Asset Execution Trust 2014-A4, A, 0.516%, 6/15/2022	5,003
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,226)	9,230
		CORPORATE BONDS—0.3%
		Consumer Cyclical - Automotive—0.1%
5,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	5,119
		Consumer Cyclical - Retailers—0.0%
2,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	2,158
		Financial Institution - Banking—0.1%
5,000		Comerica, Inc., 3.800%, 7/22/2026	5,208
		Technology—0.1%
5,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	5,100
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,968)	17,585
		U.S. TREASURY—5.3%
		U.S. Treasury Bonds—2.2%
42,000		United States Treasury Bond, 3.000%, 11/15/2044	48,940
3,000		United States Treasury Bond, 3.125%, 8/15/2044	3,573
1,000		United States Treasury Bond, 3.625%, 2/15/2044	1,296
18,951		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	23,356
33,823		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	40,223
		TOTAL	117,388
		U.S. Treasury Notes—3.1%
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,531
20,436		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	20,784
4,049		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,271
41,155		U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	44,733
15,224		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,793
27,851		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	28,273
23,541		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	23,620
20,798		U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	21,073
		TOTAL	169,078
		TOTAL U.S. TREASURY (IDENTIFIED COST $274,360)	286,466
		EXCHANGE-TRADED FUNDS—5.0%
1,992		iShares Dow Jones U.S. Real Estate Index Fund	161,810
6,168	[1]	PowerShares DB Commodity Index Tracking Fund	107,323
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $289,834)	269,133
		INVESTMENT COMPANIES—51.6%[2]
327		Emerging Markets Fixed Income Core Fund	11,164
2,428		Federated Bank Loan Core Fund	24,258
52,023		Federated Intermediate Corporate Bond Fund, Institutional Shares	500,464
26,948		Federated International Leaders Fund, Class R6	858,822
27,595		Federated Mortgage Core Portfolio	277,607
355,362	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	355,362
59,430		Federated Project and Trade Finance Core Fund	556,861
35,181		Federated Prudent Bear Fund, Institutional Shares	81,620
5

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[2]
$15,128	High Yield Bond Portfolio	$96,367
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,821,475)	2,762,525
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $5,380,467)[4]	5,351,147
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	5,426
	TOTAL NET ASSETS—100%	$5,356,573
At January 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Long Bond Long Futures	1	$151,281	March 2015	$11,159
[1]United States Treasury Notes 5-Year Short Futures	1	$121,344	March 2015	$(565)
[1]United States Treasury Notes 10-Year Short Futures	1	$130,875	March 2015	$(4,846)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,748
The average notional value of long and short futures contracts held by the Fund throughout the period was $748,303 and $253,156, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	At January 31, 2015, the cost of investments for federal tax purposes was $5,380,481. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $29,334. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $146,421 and net unrealized depreciation from investments for those securities having an excess of cost over value of $175,755.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
6

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$162,048	$14,705	$—	$176,753
Domestic	1,829,455	—	—	1,829,455
Debt Securities:
Asset-Backed Securities	—	9,230	—	9,230
Corporate Bonds	—	17,585	—	17,585
U.S. Treasuries	—	286,466	—	286,466
Exchange-Traded Funds	269,133	—	—	269,133
Investment Companies[1]	1,796,268	966,257[2]	—	2,762,525
TOTAL SECURITIES	$4,056,904	$1,294,243	$—	$5,351,147
OTHER FINANCIAL INSTRUMENTS[3]	$5,748	$—	$—	$5,748
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio, Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $409,718 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
TIPS	—Treasury Inflation Protected Notes
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015